INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Provision	¥ 0		¥ 0
Inventories	1,223	$ 184	624
Low value supplies [Member]
Inventory, Gross	925		94
Parent seeds [Member]
Inventory, Gross	¥ 298		¥ 530